Dividends (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends [abstract]
Cash dividend per share	¥ 0.1	¥ 0.29	¥ 0.47
Total cash dividend	¥ 1,520	¥ 4,408	¥ 7,144